Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,664,833.83

Principal:
Principal Collections	$18,515,347.69
Prepayments in Full	$12,193,300.20
Liquidation Proceeds	$525,037.20
Recoveries	$59,079.07
Sub Total	$31,292,764.16
Collections	$33,957,597.99

Purchase Amounts:
Purchase Amounts Related to Principal	$284,979.63
Purchase Amounts Related to Interest	$1,891.20
Sub Total	$286,870.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,244,468.82

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,244,468.82
Servicing Fee	$613,005.79	$613,005.79	$0.00	$0.00	$33,631,463.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,631,463.03
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,631,463.03
Interest - Class A-3 Notes	$306,145.18	$306,145.18	$0.00	$0.00	$33,325,317.85
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$33,174,706.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,174,706.18
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$33,100,508.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,100,508.85
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$33,037,368.85
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,037,368.85
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$32,960,022.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,960,022.35
Regular Principal Payment	$30,332,087.37	$30,332,087.37	$0.00	$0.00	$2,627,934.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,627,934.98
Residuel Released to Depositor	$0.00	$2,627,934.98	$0.00	$0.00	$0.00
Total		$34,244,468.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,332,087.37
Total					$30,332,087.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,332,087.37	$55.37	$306,145.18	$0.56	$30,638,232.55	$55.93
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$30,332,087.37	$18.84	$671,440.68	$0.42	$31,003,528.05	$19.26

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$437,350,255.82	0.7983758	$407,018,168.45	0.7430051
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$705,010,255.82	0.4377967	$674,678,168.45	0.4189611

Pool Information
Weighted Average APR	4.333%	4.325%
Weighted Average Remaining Term	41.30	40.43
Number of Receivables Outstanding	41,118	40,252
Pool Balance	$735,606,942.99	$703,798,260.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$705,010,255.82	$674,678,168.45
Pool Factor	0.4466273	0.4273145

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$29,120,092.44
Targeted Overcollateralization Amount	$29,120,092.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,120,092.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		98	$290,017.38
(Recoveries)		84	$59,079.07
Net Losses for Current Collection Period			$230,938.31
Cumulative Net Losses Last Collection Period			$5,902,598.27
Cumulative Net Losses for all Collection Periods			$6,133,536.58

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.04%	678	$14,336,413.56
61-90 Days Delinquent	0.19%	69	$1,349,056.63
91-120 Days Delinquent	0.09%	26	$625,320.74
Over 120 Days Delinquent	0.11%	39	$797,131.48
Total Delinquent Receivables	2.43%	812	$17,107,922.41

Repossession Inventory:
Repossessed in the Current Collection Period		32	$777,439.53
Total Repossessed Inventory		59	$1,463,008.48

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6129%
Preceding Collection Period			0.4525%
Current Collection Period			0.3851%
Three Month Average			0.4835%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3307%
Preceding Collection Period			0.2797%
Current Collection Period			0.3329%
Three Month Average			0.3144%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer